C3 Bullion, Inc.

January 18, 2024

Division of Corporation

Office of Trade & Services

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Kate Beukenkamp

Re: C3 Bullion, Inc., Amendment No. 1 to Offering Statement on Form 1-A, as amended,

Filed January 18, 2024, File Number 024-12367

Dear Ms. Beukenkamp,

Further to your telephone conversation with our counsel today regarding the above captioned C3 Bullion,

Inc. (the “Company”) Offering Statement on Form 1-A/A, as well as any amendments as filed hereto (the “Offering Statement), we are now in a position to proceed with the Company’s Form 1-A Regulation A offering.

On behalf of the Company, we respectfully request that the qualification date of the Offering Statement be accelerated and that the Offering Statement be declared qualified Friday, January 19, 2024 at 12:00 PM EST, or as soon thereafter as is reasonably practicable.

In making this request, the Company represents that the Offering Statement is filed and approved in at least the State of Colorado, by coordination and notice, and acknowledges the following:

In connection with the foregoing request, the Company hereby confirms and acknowledges that:

1.Should the Commission or the staff, acting pursuant to delegated authority, qualify the filing, it does not foreclose the Commission from taking any action with respect to the filing;

2.The action of the Commission or the staff, acting pursuant to delegated authority, in qualifying the filing, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.The Company may not assert staff comments and/or qualification as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We also respectfully request that a copy of the written order from the Commission verifying the date and time of qualification of the Company’s Offering Statement be sent to the Company via email at mark@c3bullion.com.

Respectfully submitted,

/s/ Christopher Werner

Christopher Werner,

Chairman and CEO

Attachment

DocuSign Envelope ID: 9B63708A-5A50-4A51-9447-4B1B77F8C7CE

C3 Bullion

January 5, 2024

Colorado Division of Securities
Registrations
1560 Broadway, Suite 900
Denver, CO 80202

RECEIVED
JAN 8 2024
DIV OF SECURITIES
STATE OF COLORADO

Re: Registration by Coordination Reg A+ Offering – C3 Bullion, Inc., a Delaware corporation

Dear Colorado Division of Securities,

We hereby submit the following documents describing securities for which an offering statement has been filed under the Securities Act of 1933 with the SEC, such securities issued pursuant to Regulation A, and are requesting that the offering statement be registered by coordination.

1. No-Action Letter from S.E.C.
2. Form U-1.
3. Offering statement.
4. Copy of latest Form 1-A and letter of notification filed under the 1933 Act.
5. Copy of issuer's articles of incorporation and bylaws.
6. Copies of instruments governing issuance.
7. Descriptions (including details of all terms and conditions) of the security to be offered and sold.
8. Copies of all other information filed under the 1933 Act that may be requested by the Commissioner.
9. Consent to service of process on Form U-2.
10. NASAA Form U-2A.

We are also enclosing a filing fee of $200 made out to the Colorado State Treasurer.

We are further confirming that when securities are registered by coordination, any document filed with the SEC in connection with such offering is considered filed with the Securities Commissioner of Colorado when such a document is received by the SEC. Thus, we are not required to submit prospectus supplements or amendments to the federal offering statement and that unnecessary filings submitted to the Division will be discarded.

We also confirm that we will file Form RC-C within 30 days of the close of the offering or the termination of the offering statement and that no stop order is in effect and a proceeding is not pending against the issuer, and that we will fulfill all requirements as prescribed in Section 11-51-303, C.R.S., and in Rule 51-3.1.

Respectfully submitted,

DocuSigned by:
Christopher Werner
87C60C41988E489...
Christopher Werner, Chairman and CEO

C3Bullion, Inc.

875 N. Michigan Avenue, Suite 3100

Chicago, IL 60611

Tel: 920-207-0100

support@C3Bullion.com and www.C3Bullion.com